Summary of Significant Accounting Policies (Details) - Schedule of Allowance for Doubtful Accounts - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Balance at beginning of period	$ 4,812	$ 2,569	$ 2,569	$ 2,288	$ 1,965
Provision charged to earnings	$ 4,269	$ 716	2,074	364	337
Amounts written off, recoveries and other adjustments			0	83	14
Balance at end of period			$ 4,812	$ 2,569	$ 2,288